Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of accounts payable and accrued expenses balances
	As of December 31,
	2021	2020
Payables to related party - Officers (*)	22	10
	22	10

Schedule of accounts payable and accrued expenses transactions
	Year ended December 31,
	2021	2020
Consulting services (*)	120	110
Legal fee (**)	75	-
	195	110